Trade Accounts and Notes Receivable, Net - Aging Analysis (Details) - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade Accounts and Notes Receivable, Net
Trade accounts and notes receivable, net of current portion	$ 8,457,302	$ 13,093,011
1 to 90 days
Trade Accounts and Notes Receivable, Net
Trade accounts and notes receivable, net of current portion	2,350,853	4,367,863
91 to 180 days
Trade Accounts and Notes Receivable, Net
Trade accounts and notes receivable, net of current portion	1,066,211	1,459,188
More than 180 days
Trade Accounts and Notes Receivable, Net
Trade accounts and notes receivable, net of current portion	$ 1,811,592	$ 2,785,308